American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2021

Value - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Aerospace and Defense — 1.9%
BAE Systems plc	1,620,300	12,082,886
Raytheon Technologies Corp.	229,460	19,747,328
Thales SA	147,100	12,513,285
		44,343,499
Airlines — 0.7%
Southwest Airlines Co.(1)	415,380	17,794,879
Auto Components — 0.9%
BorgWarner, Inc.	457,842	20,634,939
Automobiles — 1.3%
General Motors Co.(1)	325,704	19,096,025
Honda Motor Co. Ltd.	398,900	11,348,997
		30,445,022
Banks — 12.2%
Bank of America Corp.	1,066,370	47,442,801
Comerica, Inc.	101,347	8,817,189
JPMorgan Chase & Co.	406,211	64,323,512
M&T Bank Corp.	103,145	15,841,009
Prosperity Bancshares, Inc.	139,520	10,087,296
Royal Bank of Canada	161,080	17,095,530
Truist Financial Corp.	395,475	23,155,061
U.S. Bancorp	1,070,447	60,127,008
Wells Fargo & Co.	912,598	43,786,452
		290,675,858
Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	670,930	38,967,614
Invesco Ltd.	790,446	18,196,067
Northern Trust Corp.	139,252	16,655,932
State Street Corp.	173,930	16,175,490
		89,995,103
Communications Equipment — 3.5%
Cisco Systems, Inc.	1,089,654	69,051,374
F5, Inc.(1)	59,597	14,583,982
		83,635,356
Containers and Packaging — 0.9%
Sonoco Products Co.	370,699	21,459,765
Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class A(1)	129	58,135,398
Berkshire Hathaway, Inc., Class B(1)	113,485	33,932,015
		92,067,413
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	2,589,500	63,701,700
Verizon Communications, Inc.	1,021,252	53,064,254
		116,765,954
Electric Utilities — 1.3%
Edison International	258,270	17,626,927
Pinnacle West Capital Corp.	202,530	14,296,593
		31,923,520
Electrical Equipment — 2.4%
Emerson Electric Co.	229,343	21,322,019

Hubbell, Inc.	101,197	21,076,299
nVent Electric plc	420,018	15,960,684
		58,359,002
Electronic Equipment, Instruments and Components — 0.4%
Anritsu Corp.	663,400	10,245,532
Energy Equipment and Services — 2.7%
Baker Hughes Co.	1,020,698	24,557,994
Halliburton Co.	488,050	11,161,703
Schlumberger NV	962,588	28,829,511
		64,549,208
Entertainment — 1.4%
Walt Disney Co. (The)(1)	213,820	33,118,580
Equity Real Estate Investment Trusts (REITs) — 1.8%
Equinix, Inc.	11,300	9,557,992
Healthpeak Properties, Inc.	426,170	15,380,476
Weyerhaeuser Co.	434,090	17,875,826
		42,814,294
Food and Staples Retailing — 1.9%
Koninklijke Ahold Delhaize NV	682,245	23,412,149
Walmart, Inc.	149,181	21,584,999
		44,997,148
Food Products — 4.7%
Conagra Brands, Inc.	1,004,058	34,288,581
Danone SA	339,930	21,129,864
JDE Peet's NV	112,588	3,484,818
Kellogg Co.	275,319	17,736,050
Mondelez International, Inc., Class A	344,501	22,843,861
Orkla ASA	1,184,880	11,876,713
		111,359,887
Gas Utilities — 0.5%
Atmos Energy Corp.	117,994	12,362,231
Health Care Equipment and Supplies — 4.1%
Medtronic plc	500,160	51,741,552
Zimmer Biomet Holdings, Inc.	370,177	47,027,286
		98,768,838
Health Care Providers and Services — 5.5%
Cardinal Health, Inc.	859,075	44,233,772
Cigna Corp.	93,440	21,456,627
CVS Health Corp.	236,580	24,405,593
McKesson Corp.	87,750	21,812,018
Universal Health Services, Inc., Class B	149,740	19,415,288
		131,323,298
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA(2)	178,210	15,623,305
Household Products — 0.9%
Procter & Gamble Co. (The)	124,849	20,422,799
Industrial Conglomerates — 3.5%
General Electric Co.	606,928	57,336,488
Siemens AG	145,750	25,244,305
		82,580,793
Insurance — 3.5%
Aflac, Inc.	217,660	12,709,168
Allstate Corp. (The)	81,550	9,594,358
Chubb Ltd.	154,723	29,909,503
MetLife, Inc.	189,778	11,859,227

Reinsurance Group of America, Inc.	183,176	20,055,940
		84,128,196
Leisure Products — 0.5%
Mattel, Inc.(1)	529,930	11,425,291
Machinery — 0.4%
IMI plc	434,256	10,241,485
Metals and Mining — 0.6%
BHP Group Ltd.	516,775	15,602,328
Multi-Utilities — 0.6%
CMS Energy Corp.	215,450	14,015,023
Multiline Retail — 0.6%
Dollar Tree, Inc.(1)	107,000	15,035,640
Oil, Gas and Consumable Fuels — 7.0%
Chevron Corp.	521,424	61,189,106
ConocoPhillips	232,333	16,769,796
Devon Energy Corp.	420,160	18,508,048
EQT Corp.(1)	594,181	12,959,088
Exxon Mobil Corp.	290,840	17,796,500
Royal Dutch Shell plc, B Shares	680,015	14,930,796
TotalEnergies SE(2)	483,064	24,588,058
		166,741,392
Paper and Forest Products — 0.8%
Mondi plc	739,565	18,344,103
Personal Products — 1.2%
Unilever plc	557,830	29,903,160
Pharmaceuticals — 8.5%
Bristol-Myers Squibb Co.	378,330	23,588,876
Johnson & Johnson	441,642	75,551,697
Merck & Co., Inc.	662,922	50,806,342
Pfizer, Inc.	535,443	31,617,909
Roche Holding AG	22,720	9,425,645
Teva Pharmaceutical Industries Ltd., ADR(1)	1,539,747	12,333,373
		203,323,842
Road and Rail — 1.0%
Heartland Express, Inc.	1,455,201	24,476,481
Semiconductors and Semiconductor Equipment — 2.5%
Intel Corp.	879,582	45,298,473
QUALCOMM, Inc.	83,014	15,180,770
		60,479,243
Software — 1.2%
Open Text Corp.	362,960	17,233,341
Oracle Corp. (New York)	145,289	12,670,653
		29,903,994
Specialty Retail — 0.9%
Advance Auto Parts, Inc.	87,626	21,019,725
Technology Hardware, Storage and Peripherals — 0.6%
HP, Inc.	356,695	13,436,701
Textiles, Apparel and Luxury Goods — 1.2%
Ralph Lauren Corp.	108,550	12,902,253
Tapestry, Inc.	367,502	14,920,581
		27,822,834
Trading Companies and Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	278,789	23,435,003
TOTAL COMMON STOCKS (Cost $1,515,201,774)		2,335,600,664

TEMPORARY CASH INVESTMENTS — 2.1%
Federal Home Loan Bank Discount Notes, 0.00%, 1/3/22(3)	5,000,000	5,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $8,721,710), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $8,548,802)		8,548,795
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $29,080,256), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $28,510,024)		28,510,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,398,074	7,398,074
TOTAL TEMPORARY CASH INVESTMENTS (Cost $49,456,869)		49,456,869
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,830,019)	2,830,019	2,830,019
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,567,488,662)		2,387,887,552
OTHER ASSETS AND LIABILITIES — (0.1)%		(3,541,135)
TOTAL NET ASSETS — 100.0%		$2,384,346,417

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,211,306	AUD	15,759,054	Bank of America N.A.	3/31/22	$(256,865)
USD	12,277,295	CAD	15,882,891	UBS AG	3/31/22	(276,170)
CHF	1,745,639	USD	1,907,655	Morgan Stanley	3/31/22	12,505
USD	8,942,499	CHF	8,220,839	Morgan Stanley	3/31/22	(100,220)
USD	113,282,026	EUR	100,041,529	Credit Suisse AG	3/31/22	(823,245)
USD	3,292,422	EUR	2,902,434	UBS AG	3/31/22	(18,033)
USD	40,540,589	GBP	30,661,233	JPMorgan Chase Bank N.A.	3/31/22	(945,030)
JPY	61,373,625	USD	540,324	Bank of America N.A.	3/31/22	(6,369)
USD	16,307,442	JPY	1,850,364,675	Bank of America N.A.	3/31/22	209,150
USD	521,873	JPY	60,007,575	Bank of America N.A.	3/31/22	(197)
USD	8,419,046	NOK	76,211,482	UBS AG	3/31/22	(220,875)
USD	253,730	NOK	2,239,423	UBS AG	3/31/22	(148)
						$(2,425,497)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $26,788,631. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $28,264,813, which includes securities collateral of $25,434,794.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	19,747,328	24,596,171	—
Automobiles	19,096,025	11,348,997	—
Banks	273,580,328	17,095,530	—
Electronic Equipment, Instruments and Components	—	10,245,532	—
Food and Staples Retailing	21,584,999	23,412,149	—
Food Products	74,868,492	36,491,395	—
Hotels, Restaurants and Leisure	—	15,623,305	—
Industrial Conglomerates	57,336,488	25,244,305	—
Machinery	—	10,241,485	—
Metals and Mining	—	15,602,328	—
Oil, Gas and Consumable Fuels	127,222,538	39,518,854	—
Paper and Forest Products	—	18,344,103	—
Personal Products	—	29,903,160	—
Pharmaceuticals	193,898,197	9,425,645	—
Other Industries	1,261,173,310	—	—
Temporary Cash Investments	7,398,074	42,058,795	—
Temporary Cash Investments - Securities Lending Collateral	2,830,019	—	—
	2,058,735,798	329,151,754	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	221,655	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,647,152	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.